Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 236,692	$ 247,284
Cost of sales	74,943	74,463
Gross profit	161,749	172,821
Expenses
Sales and marketing	50,974	57,840
Research and development	42,149	39,543
General and administration	37,129	43,191
Amortization of intangible assets	32,768	33,309
Interest expense (net)	4,012	6,639
Restructuring and business integration costs	961	1,596
Loss on change in fair value of consideration payable	0	202
Loss on sale, divestiture of subsidiary	99	0
Loss before income tax	(6,343)	(9,499)
Provision for income taxes
Current	3,853	2,203
Deferred	(5,186)	(3,043)
Net loss	(5,010)	(8,659)
Items to be reclassified to net loss
Loss in fair value of interest rate swaps, net of tax	(561)	(709)
Comprehensive loss	$ (5,571)	$ (9,368)
Loss per share
Basic (in dollars per share)	$ (0.15)	$ (0.26)
Diluted (in dollars per share)	$ (0.15)	$ (0.26)
Weighted average number of shares outstanding
Basic (in shares)	33,497,223	33,249,889
Diluted (in shares)	33,497,223	33,249,889